Financial Costs and Loss/(gain) on Derivatives (Tables)	6 Months Ended
Jun. 30, 2020
Financial Costs and Loss/(gain) on Derivatives
Financial Costs and Loss/(gain) on Derivatives

An analysis of financial costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Amortization and write-off of deferred loan issuance costs	1,422	1,480	3,959	2,985
Interest expense on loans	16,842	11,466	33,433	24,900
Lease expense	15	9	31	19
Commitment fees	157	78	457	208
Other financial costs including bank commissions	48	34	236	468
Total financial costs	18,484	13,067	38,116	28,580

An analysis of loss/(gain) on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Unrealized loss/(gain) on interest rate swaps held for trading (Note 13)	9,112	(1,034)	14,609	12,148
Unrealized (gain)/loss on forward foreign exchange contracts held for trading (Note 13)	(466)	(401)	(356)	69
Realized (gain)/loss on interest rate swaps held for trading	(831)	832	(1,928)	1,125
Realized loss on forward foreign exchange contracts held for trading	451	234	818	409
Total loss/(gain) on derivatives	8,266	(369)	13,143	13,751